VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
China : 2.8%
BeOne Medicines Ltd.
(ADR) * 38,996 $ 11,112,690
Underline
Germany : 1.9%
BioNTech SE (ADR) * 82,542 7,680,533
Underline
Ireland : 1.9%
ICON PLC (USD) * 43,319 7,524,944
Underline
Netherlands : 5.0%
Argenx SE (ADR) * 21,198 19,666,868
Underline
United States : 88.3%
Alnylam Pharmaceuticals,
Inc. * 50,358 15,159,269
Amgen, Inc. 166,568 60,317,604
Biogen, Inc. * 66,394 14,345,088
BioMarin Pharmaceutical,
Inc. * 92,530 5,294,567
Bio-Techne Corp. 86,310 6,097,801
Charles River Laboratories
International, Inc. * 26,203 5,942,578
Gilead Sciences, Inc. 400,338 50,578,703
Illumina, Inc. * 71,334 12,542,657
Incyte Corp. * 86,946 9,856,199
Insmed, Inc. * 99,048 10,560,498
IQVIA Holdings, Inc. * 88,160 17,034,275
Moderna, Inc. * † 189,951 13,302,268
Number
of Shares Value
United States (continued)
Natera, Inc. * 71,677 $ 19,456,722
Neurocrine Biosciences,
Inc. * 48,865 8,235,463
Qiagen NV 107,713 4,211,578
Regeneron Pharmaceuticals,
Inc. 39,388 24,559,993
Revolution Medicines, Inc. * 111,381 20,859,434
Tempus AI, Inc. * † 67,091 3,886,582
United Therapeutics Corp. * 20,628 11,176,869
Vertex Pharmaceuticals,
Inc. * 72,485 36,005,474
349,423,622
Total Common Stocks
(Cost: $342,536,931) 395,408,657
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $234,397)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 234,397 234,397
Total Investments: 100.0%
(Cost: $342,771,328) 395,643,054
Liabilities in excess of other assets: 0.0% (88,270)
NET ASSETS: 100.0% $ 395,554,784
Definitions:
ADR American Depositary Receipt
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $15,107,445.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 395,408,657 $ — $ — $ 395,408,657
Money Market Fund 234,397 — — 234,397
Total Investments $ 395,643,054 $ — $ — $ 395,643,054